INTERIM CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 36,274	$ 41,232
Short-term investments	24,227	44,395
Accounts receivable	0	455
Inventory	2,048	463
Other accounts receivable and prepaid expenses	12,435	6,959
Total current assets	74,984	93,504
NON-CURRENT ASSETS:
Non-current restricted cash	2,481	3,008
Other accounts receivable and prepaid expenses	2,224	2,871
Operating lease right-of-use assets	19,826	21,418
Property and equipment, net	17,407	17,099
Total non-current assets	41,938	44,396
TOTAL ASSETS	116,922	137,900
CURRENT LIABILITIES:
Short term loan	15,015	15,019
Trade payables	4,209	3,703
Other accounts payable and accrued expenses	11,132	14,046
Operating lease liabilities	3,640	2,411
Total current liabilities	33,996	35,179
NON-CURRENT LIABILITIES:
Warrants liability	1,520	3,400
Convertible promissory notes	4,019	4,806
Deferred tax liability	436	0
Operating lease liabilities	14,068	16,440
Total non-current liabilities	20,043	24,646
TOTAL LIABILITIES	54,039	59,825
Commitments and Contingencies (Note 7)
SHAREHOLDERS’ EQUITY:
Additional paid-in capital	934,989	914,211
Accumulated deficit	(872,106)	(836,136)
Total shareholders’ equity	62,883	78,075
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	116,922	137,900
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY:
Ordinary share	0	0
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY:
Ordinary share	$ 0	$ 0